Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2021 (Unaudited)

Shares		Value

COMMON STOCKS - 99.7%
Aerospace/Defense: 1.1%
3,300	L3Harris Technologies, Inc.	$726,792

Bank (Money Center): 4.8%
19,950	JPMorgan Chase & Co.	3,265,616

Bank (Processing): 3.1%
24,700	State Street Corp.	2,092,584

Bank (Regional): 3.3%
37,500	Truist Financial Corp.	2,199,375

Bank (Super Regional): 5.9%
37,300	US Bancorp	2,217,112
38,000	Wells Fargo & Co.	1,763,580
		3,980,692
Beverages: 4.5%
8,000	PepsiCo, Inc.	1,203,280
34,200	The Coca-Cola Co.	1,794,474
		2,997,754
Biotechnology: 3.3%
31,550	Gilead Sciences, Inc.	2,203,767

Cable TV: 3.3%
39,300	Comcast Corp. - Class A	2,198,049

Computer and Peripherals: 3.7%
17,400	Apple, Inc.	2,462,100

Computer Software and Services: 6.1%
14,600	Microsoft Corp.	4,116,032

Consumer Discretionary (Multi-Media): 3.4%
57,200	ViacomCBS, Inc. - Class B	2,259,972

Data Processing: 2.7%
17,000	Fiserv, Inc. *	1,844,500

Drug: 3.2%
19,900	AbbVie, Inc.	2,146,613

Drug Store: 3.7%
29,000	CVS Health Corp.	2,460,940

Electric Utility: 2.2%
20,500	Pinnacle West Capital Corp.	1,483,380

Electrical Component: 3.2%
15,750	TE Connectivity Ltd.	2,161,215

Food Processing (Retail): 2.8%
29,900	Kellogg Co.	1,911,208

Internet: 9.5%
1,460	Alphabet, Inc. - Class C *	3,891,353
7,400	Facebook, Inc. - Class A *	2,511,486
		6,402,839
Internet (Retail): 3.2%
30,878	eBay, Inc.	2,151,270

Medical Supplies: 4.3%
5,100	Becton Dickinson and Co.	1,253,682
11,050	Zimmer Biomet Holdings, Inc.	1,617,278
		2,870,960
Oilfield Services/Equipment: 1.2%
26,500	Schlumberger Ltd.	785,460

Petroleum (Integrated): 1.1%
7,600	Chevron Corp.	771,020

Precision Instruments: 2.7%
3,150	Thermo Fisher Scientific, Inc.	1,799,690

Securities Brokerage: 7.9%
25,200	Morgan Stanley	2,452,212
7,600	The Goldman Sachs Group, Inc.	2,873,028
		5,325,240
Semiconductor: 3.3%
17,200	QUALCOMM, Inc.	2,218,456

Telecommunications (Equipment): 3.3%
40,500	Cisco Systems, Inc.	2,204,415

Transportation - Services: 2.9%
8,850	FedEx Corp.	1,940,716

TOTAL COMMON STOCKS (Cost $35,695,859)		$66,980,655

SHORT-TERM INVESTMENTS - 0.5%
302,245	First American Government Obligations Fund, Class X - 0.03% **	302,245

TOTAL SHORT-TERM INVESTMENTS (Cost $302,245)		$302,245

TOTAL INVESTMENTS (Cost $35,998,104): 100.2%		67,282,900
LIABILITIES IN EXCESS OF OTHER ASSETS: (0.2)%		(118,621)
TOTAL NET ASSETS: 100.0%		$67,164,279

* Non-Income Producing
** Rate quoted is seven-day yield at period end

Matrix Advisors Value Fund, Inc.
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$66,980,655	$-	$-	$66,980,655
Total Equity	$66,980,655	$-	$-	$66,980,655
Short-Term Investments	$302,245	$-	$-	$302,245
Total Investments in Securities	$67,282,900	$-	$-	$67,282,900

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.